UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments

Common Stocks — 99.1%
Security	Shares	Value

Australia — 9.3%

AGL Energy, Ltd.	18,091	$158,559

Ampol, Ltd.	7,108	129,608

ASX, Ltd.	638	35,725

Atlas Arteria, Ltd.	10,339	40,953

Atlassian Corp. PLC, Class A(1)	1,800	344,916

Aurizon Holdings, Ltd.	7,700	20,418

AusNet Services	95,565	134,344

BHP Group, Ltd.	8,972	215,073

Brambles, Ltd.	17,422	117,499

Charter Hall Group	4,698	40,734

Charter Hall Long Wale REIT	6,388	21,417

Coca-Cola Amatil, Ltd.	15,577	136,171

Commonwealth Bank of Australia	4,049	196,585

Computershare, Ltd.	10,972	93,766

Cromwell Property Group	28,090	17,287

CSL, Ltd.	2,517	509,585

Dexus	13,975	84,549

Domain Holdings Australia, Ltd.(2)	29,017	80,487

Domino’s Pizza Enterprises, Ltd.	933	55,571

GPT Group (The)	22,015	62,352

GWA Group, Ltd.(2)	11,241	20,833

Hansen Technologies, Ltd.	14,633	40,658

Harvey Norman Holdings, Ltd.(2)	17,000	53,180

IDP Education, Ltd.(2)	3,186	43,224

Inghams Group, Ltd.(2)	17,894	36,006

Integrated Research, Ltd.	9,777	24,145

IRESS, Ltd.(2)	3,720	24,071

James Hardie Industries PLC CDI	4,004	97,217

JB Hi-Fi, Ltd.(2)	3,464	115,751

Medibank Pvt, Ltd.	16,474	30,925

Mirvac Group	41,842	62,050

National Australia Bank, Ltd.	5,991	78,380

Newcrest Mining, Ltd.	2,354	48,816

NEXTDC, Ltd.(1)	5,120	45,844

Northern Star Resources, Ltd.	3,606	38,093

Orica, Ltd.(2)	4,147	44,517

Qantas Airways, Ltd.(1)	19,011	55,929

REA Group, Ltd.(2)	1,183	98,381

Rio Tinto, Ltd.	2,553	166,082

Santos, Ltd.	28,331	94,183

Scentre Group(2)	51,564	76,094

Shopping Centres Australasia Property Group	20,523	33,484

Sonic Healthcare, Ltd.	1,319	32,306

Spark Infrastructure Group	66,000	92,101

Suncorp Group, Ltd.	4,024	23,240

Security	Shares	Value

Australia (continued)

Sydney Airport	17,791	$68,212

Tabcorp Holdings, Ltd.	26,454	61,125

Technology One, Ltd.	10,774	68,014

Telstra Corp., Ltd.	44,335	83,491

TPG Telecom, Ltd.(1)	20,255	102,234

Transurban Group	15,294	144,829

Vocus Group, Ltd.(1)	38,063	92,180

Washington H. Soul Pattinson & Co., Ltd.(2)	4,310	76,750

Wesfarmers, Ltd.	10,096	326,804

Westpac Banking Corp.	8,556	108,292

Woodside Petroleum, Ltd.	7,652	94,382

Woolworths Group, Ltd.	14,196	381,877

		$5,579,299

Austria — 1.1%

ams AG(1)	3,049	$65,284

ANDRITZ AG	1,052	35,480

BAWAG Group AG(1)(3)	822	30,188

CA Immobilien Anlagen AG	2,034	55,871

Erste Group Bank AG(1)	2,269	46,640

IMMOFINANZ AG(1)	1,276	17,112

Lenzing AG(1)(2)	466	32,620

Oesterreichische Post AG(2)	768	24,390

OMV AG	2,994	69,210

S&T AG(1)	1,191	21,550

Telekom Austria AG(2)	8,000	53,809

Verbund AG	2,140	123,423

Wienerberger AG	2,605	65,759

		$641,336

Belgium — 2.1%

Ackermans & van Haaren NV(1)	184	$22,649

Ageas S.A./NV	1,164	46,873

Anheuser-Busch InBev S.A./NV	2,330	120,522

Barco NV	4,389	68,850

Befimmo S.A.	1,120	43,599

Bekaert S.A.	2,338	49,730

bpost S.A.(1)	3,481	30,846

Cofinimmo S.A.	488	66,322

D’Ieteren S.A./NV	637	31,914

Econocom Group S.A./NV(1)	10,730	23,608

Elia Group S.A./NV	938	90,724

Etablissements Franz Colruyt NV	478	28,276

Euronav S.A.(2)	5,526	40,378

Groupe Bruxelles Lambert S.A.	459	37,642

KBC Ancora(1)	539	15,277

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Belgium (continued)

Orange Belgium S.A.	3,259	$54,311

Proximus SADP	5,756	111,898

Sofina S.A.	150	38,985

Solvay S.A.	1,005	81,656

Tessenderlo Group S.A.(1)	1,340	45,613

UCB S.A.	1,564	154,479

Warehouses De Pauw CVA	2,032	68,079

		$1,272,231

Denmark — 2.2%

ALK-Abello A/S(1)	138	$46,174

Bakkafrost P/F(1)	532	30,434

Carlsberg A/S, Class B	904	114,465

Chr. Hansen Holding A/S	607	61,252

Drilling Co. of 1972 A/S (The)(1)(2)	483	9,124

DSV PANALPINA A/S	558	90,531

Novo Nordisk A/S, Class B	2,404	153,293

Novozymes A/S, Class B	1,992	119,801

Orsted A/S(3)	1,200	190,451

Pandora A/S	1,743	138,271

Ringkjoebing Landbobank A/S	652	49,677

Rockwool International A/S, Class B	97	37,967

Royal Unibrew A/S(2)	227	22,135

SimCorp A/S	792	94,465

Sydbank A/S(1)	1,310	22,403

Topdanmark A/S	972	38,063

Tryg A/S	1,584	43,960

Vestas Wind Systems A/S	342	58,675

		$1,321,141

Finland — 2.2%

Citycon Oyj(2)	2,400	$18,476

Elisa Oyj	2,351	115,595

Fortum Oyj	7,644	143,681

Huhtamaki Oyj	736	35,952

Kemira Oyj	2,727	33,689

Kesko Oyj, Class B	7,675	196,945

Kone Oyj, Class B	1,249	99,437

Neste Oyj	2,706	141,128

Nokia Oyj(1)	23,544	79,371

Nordea Bank Abp(1)	10,249	76,921

Orion Oyj, Class B(2)	2,432	104,089

Sampo Oyj, Class A	1,342	50,642

TietoEVRY Oyj	956	23,846

Tokmanni Group Corp.	7,427	117,943

Security	Shares	Value

Finland (continued)

UPM-Kymmene Oyj	2,265	$64,007

Valmet Oyj(2)	1,377	32,865

		$1,334,587

France — 8.6%

Air Liquide S.A.	4,818	$704,576

Alstom S.A.(1)	840	37,531

Altarea SCA	208	26,638

Alten S.A.(1)	634	50,763

Atos SE(1)	1,046	71,458

AXA S.A.	8,332	133,806

BNP Paribas S.A.(1)	1,912	66,681

Bouygues S.A.	1,100	36,073

Cie Generale des Etablissements Michelin SCA	623	67,285

CNP Assurances(1)	2,759	31,118

Covivio	1,309	77,952

Danone S.A.	2,873	159,351

Dassault Systemes SE	1,540	262,586

Devoteam S.A.(1)	373	42,371

Engie S.A.(1)	22,570	272,974

EssilorLuxottica S.A.(1)	1,642	202,719

Eurazeo SE(1)	634	28,833

Gecina S.A.	1,055	130,971

Getlink SE(1)	2,197	29,550

Hermes International	100	93,110

Klepierre S.A.(2)	3,270	41,431

Legrand S.A.	560	41,451

LVMH Moet Hennessy Louis Vuitton SE	650	304,686

Orange S.A.	31,518	353,935

Pernod-Ricard S.A.	1,615	260,180

Safran S.A.(1)	692	72,992

Sanofi	5,890	531,828

SCOR SE(1)	1,880	45,656

Societe BIC S.A.	422	20,214

Suez S.A.	5,207	95,326

Teleperformance	177	53,132

Thales S.A.	600	39,096

TOTAL SE(2)	11,380	344,777

Veolia Environnement S.A.	5,261	97,921

Vinci S.A.	1,159	91,544

Vivendi S.A.	3,886	112,164

Wendel SE	356	30,809

Worldline S.A.(1)(3)	1,187	87,925

		$5,151,413

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Germany — 8.9%

adidas AG(1)	579	$172,024

Allianz SE	1,358	239,218

Aroundtown S.A.(1)	9,891	47,444

BASF SE	6,113	334,737

Bayer AG	2,172	102,063

Bayerische Motoren Werke AG	1,291	88,225

Beiersdorf AG	2,259	236,538

Continental AG	589	62,582

Delivery Hero SE(1)(3)	754	86,555

Deutsche Boerse AG	570	83,992

Deutsche Lufthansa AG(1)	2,863	24,493

Deutsche Telekom AG	26,429	401,688

Deutsche Wohnen SE	3,837	193,665

E.ON SE	27,081	282,026

Fraport AG Frankfurt Airport Services Worldwide(1)	341	12,333

Fresenius SE & Co. KGaA	2,385	88,468

HeidelbergCement AG	818	46,784

Henkel AG & Co. KGaA	2,341	211,635

Hochtief AG	235	17,288

HUGO BOSS AG	915	20,978

Knorr-Bremse AG	346	40,076

KWS Saat SE and Co. KGaA	425	31,297

Merck KGaA	988	146,354

Metro AG	7,704	75,448

MTU Aero Engines AG	354	60,506

Muenchener Rueckversicherungs-Gesellschaft AG	660	154,689

Puma SE(1)	927	81,152

QIAGEN NV(1)	1,735	82,388

Rational AG	97	72,756

RWE AG	7,472	276,522

SAP SE	4,054	432,499

Siemens AG	2,649	310,770

Siemens Energy AG(1)	1,324	28,990

Siemens Healthineers AG(3)	1,428	61,302

Symrise AG	1,413	174,238

TAG Immobilien AG	1,340	39,489

Telefonica Deutschland Holding AG(3)	39,958	100,785

Vonovia SE	4,578	292,367

Zalando SE(1)(3)	1,079	100,481

		$5,314,845

Hong Kong — 4.5%

AIA Group, Ltd.	24,000	$228,412

Alibaba Health Information Technology, Ltd.(1)	102,000	267,488

ASM Pacific Technology, Ltd.	3,600	36,304

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(2)	33,000	34,284

Security	Shares	Value

Hong Kong (continued)

BOC Hong Kong Holdings, Ltd.	7,000	$19,442

Budweiser Brewing Co. APAC Ltd.(3)	48,200	142,147

Cafe de Coral Holdings, Ltd.	22,000	45,474

China Youzan, Ltd.(1)	492,000	116,558

Chow Tai Fook Jewellery Group, Ltd.	63,400	81,028

CK Hutchison Holdings, Ltd.	22,000	132,879

CLP Holdings, Ltd.	15,000	138,218

Dairy Farm International Holdings, Ltd.(2)	13,400	50,475

Hang Lung Properties, Ltd.	14,000	34,083

Hang Seng Bank, Ltd.	2,400	36,974

Henderson Land Development Co., Ltd.	15,260	53,900

HK Electric Investments & HK Electric Investments, Ltd.	34,000	34,613

HKBN, Ltd.	35,000	60,631

HKT Trust and HKT, Ltd.	89,000	115,101

Hong Kong & China Gas Co., Ltd.	71,578	103,273

Hong Kong Exchanges & Clearing, Ltd.	2,200	105,421

Hongkong Land Holdings, Ltd.	8,100	29,736

Jardine Matheson Holdings, Ltd.	2,800	124,112

Jardine Strategic Holdings, Ltd.	1,800	38,974

Kerry Properties, Ltd.	10,000	24,535

Link REIT	9,000	68,687

MTR Corp., Ltd.	12,500	61,941

Nexteer Automotive Group, Ltd.(2)	48,000	40,085

NOVA Group Holdings, Ltd.	80,000	1,137

NWS Holdings, Ltd.	25,000	21,945

Power Assets Holdings, Ltd.	14,000	72,096

Sands China, Ltd.	24,000	84,230

Shangri-La Asia, Ltd.(1)	48,000	37,768

SJM Holdings, Ltd.	36,000	37,379

Sun Hung Kai Properties, Ltd.	5,000	64,359

SUNeVision Holdings, Ltd.	42,000	36,862

Swire Pacific, Ltd., Class A	4,000	18,241

Town Health International Medical Group, Ltd.(1)(4)	266,000	0

VSTECS Holdings, Ltd.	60,000	37,607

VTech Holdings, Ltd.	3,500	23,223

Wharf Real Estate Investment Co., Ltd.(2)	10,000	38,488

Yue Yuen Industrial Holdings, Ltd.	22,000	35,834

		$2,733,944

Ireland — 2.4%

AIB Group PLC(1)(2)	48,209	$54,533

Bank of Ireland Group PLC(1)	42,431	105,282

CRH PLC	6,065	212,225

Flutter Entertainment PLC(1)	1,560	272,701

Grafton Group PLC(1)	3,665	31,862

ICON PLC(1)	980	176,694

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Ireland (continued)

Irish Residential Properties REIT PLC(2)	42,500	$67,586

Kerry Group PLC, Class A	1,947	233,060

Kingspan Group PLC(1)	2,773	241,998

UDG Healthcare PLC	4,495	42,248

		$1,438,189

Israel — 2.3%

Amot Investments, Ltd.	5,499	$25,201

Azrieli Group, Ltd.	1,206	56,605

Bank Hapoalim B.M.	8,234	48,064

Bank Leumi Le-Israel B.M.	9,550	45,010

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	126,713	142,877

Check Point Software Technologies, Ltd.(1)	385	43,721

Elbit Systems, Ltd.	637	71,779

Electra, Ltd.	173	75,173

Fattal Holdings 1998, Ltd.(1)	817	49,183

First International Bank of Israel, Ltd.	1,152	25,466

ICL Group, Ltd	34,547	125,332

Kenon Holdings, Ltd.	2,504	60,730

Maytronics, Ltd.	4,367	66,589

Melisron, Ltd.	729	26,366

Mizrahi Tefahot Bank, Ltd.	1,469	28,646

Nice, Ltd.(1)	490	111,440

Paz Oil Co., Ltd.	650	60,093

Reit 1, Ltd.	7,407	28,074

Shufersal, Ltd.	7,005	52,723

Strauss Group, Ltd.	3,028	87,255

Teva Pharmaceutical Industries, Ltd. ADR(1)	15,917	138,796

		$1,369,123

Italy — 4.4%

Assicurazioni Generali SpA	4,184	$56,125

ASTM SpA(1)	2,079	38,693

Atlantia SpA(1)(2)	4,194	64,380

Autogrill SpA(1)	2,584	9,686

Bio-On SpA(1)(4)	2,850	0

Brunello Cucinelli SpA(1)(2)	1,252	37,593

Cementir Holding NV	6,913	44,030

COSMO Pharmaceuticals NV(1)(2)	417	33,714

Davide Campari-Milano NV	18,866	197,175

De’Longhi SpA(1)	1,200	38,378

DiaSorin SpA	977	214,479

Enav SpA(3)	5,849	20,296

Enel SpA	29,175	231,956

Eni SpA	21,212	148,591

Security	Shares	Value

Italy (continued)

Ferrari NV	1,054	$188,025

IMA Industria Macchine Automatiche SpA(1)	484	38,078

Infrastrutture Wireless Italiane SpA(3)	25,801	278,693

Interpump Group SpA	778	29,386

Intesa Sanpaolo SpA(1)	69,966	116,151

Italgas SpA	7,381	42,653

Italmobiliare SpA	1,360	43,940

Leonardo SpA(2)	4,673	22,281

Mediaset SpA(1)	9,790	16,646

Mediobanca Banca di Credito Finanziario SpA	2,651	18,821

Poste Italiane SpA(3)	5,564	45,423

Prada SpA(1)	6,900	27,310

RAI Way SpA(3)	4,122	25,108

Recordati Industria Chimica e Farmaceutica SpA	2,026	105,037

Reply SpA	996	107,007

Retelit SpA	14,503	36,755

Salvatore Ferragamo SpA(1)	2,265	29,218

Saras SpA(1)(2)	14,538	7,449

STMicroelectronics NV	7,572	231,000

Technogym SpA(1)(3)	2,741	20,385

Terna Rete Elettrica Nazionale SpA	8,968	60,550

UnipolSai Assicurazioni SpA	10,716	24,888

		$2,649,900

Japan — 13.6%

Activia Properties, Inc.	6	$21,678

Aeon Mall Co., Ltd.	1,800	28,079

Air Water, Inc.(2)	2,000	28,576

Ajinomoto Co., Inc.	2,100	42,191

ANA Holdings, Inc.(1)	1,100	23,992

Asahi Group Holdings, Ltd.	1,200	37,137

Asahi Kasei Corp.	6,000	51,993

Bandai Namco Holdings, Inc.	1,300	97,155

Bridgestone Corp.	900	29,335

Canon, Inc.	3,000	52,219

Central Japan Railway Co.(2)	200	24,184

Chubu Electric Power Co., Inc.	6,200	69,451

Chugai Pharmaceutical Co., Ltd.	2,700	104,220

Chugoku Electric Power Co., Inc. (The)	4,500	56,537

Citizen Watch Co., Ltd.	8,200	21,724

Daicel Corp.	3,400	24,265

Daido Steel Co., Ltd.	700	22,925

Daiichi Sankyo Co., Ltd.	3,600	95,017

Daikin Industries, Ltd.	500	93,567

Daiwa House REIT Investment Corp.	23	53,205

Daiwa Securities Group, Inc.	7,000	28,363

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Dentsu Group, Inc.	1,000	$28,828

East Japan Railway Co.	600	31,376

ENEOS Holdings, Inc.	37,400	126,198

Fast Retailing Co., Ltd.	100	69,754

Frontier Real Estate Investment Corp.	8	26,783

FUJIFILM Holdings Corp.	1,700	86,687

GLP J-REIT	28	43,166

Hankyu Hanshin Holdings, Inc.	1,000	30,533

Hirose Electric Co., Ltd.	315	43,969

Hitachi, Ltd.	1,900	64,038

Hulic Co., Ltd.	4,000	37,052

Inpex Corp.	11,000	52,166

ITOCHU Corp.	1,500	36,028

Iwatani Corp.	1,000	45,373

Japan Airlines Co., Ltd.(1)	900	15,719

Japan Exchange Group, Inc.	2,100	51,268

Japan Hotel REIT Investment Corp.	63	30,508

Japan Post Bank Co., Ltd.(2)	4,800	38,283

Japan Post Holdings Co., Ltd.	5,300	36,366

Japan Prime Realty Investment Corp.	11	29,728

Japan Real Estate Investment Corp.	11	53,908

Japan Retail Fund Investment Corp.	31	44,684

Japan Tobacco, Inc.	3,200	60,247

JFE Holdings, Inc.(1)	4,200	29,510

Kajima Corp.	2,000	21,371

Kakaku.com, Inc.	1,900	50,212

Kamigumi Co., Ltd.	1,500	26,836

Kansai Electric Power Co., Inc. (The)	8,700	79,173

Kansai Paint Co., Ltd.	1,400	36,095

Kao Corp.	1,000	71,199

KDDI Corp.	6,400	173,152

Kenedix Office Investment Corp.(2)	6	34,702

Keyence Corp.	400	181,529

Kintetsu Group Holdings Co., Ltd.	800	31,964

Kirin Holdings Co., Ltd.	2,400	43,268

Kuraray Co., Ltd.	2,500	23,122

Kyushu Electric Power Co., Inc.	4,800	40,241

Lion Corp.	2,100	42,822

Makita Corp.(2)	1,000	44,204

Marubeni Corp.	7,000	36,548

Maruichi Steel Tube, Ltd.	1,200	27,530

MEIJI Holdings Co., Ltd.	500	36,225

Mitsubishi Chemical Holdings Corp.	5,000	28,141

Mitsubishi Corp.	1,300	29,005

Mitsubishi Estate Co., Ltd.(2)	5,400	80,546

Mitsubishi UFJ Financial Group, Inc.	32,200	126,929

Security	Shares	Value

Japan (continued)

Mitsui & Co., Ltd.	3,900	$61,088

Mizuho Financial Group, Inc.	6,730	82,860

Mori Hills REIT Investment Corp.	25	30,793

MS&AD Insurance Group Holdings, Inc.	1,800	49,257

Murata Manufacturing Co., Ltd.	1,500	105,193

NEC Corp.	1,500	75,555

NH Foods, Ltd.	1,000	40,963

Nintendo Co., Ltd.	300	162,207

Nippon Accommodations Fund, Inc.	8	45,829

Nippon Building Fund, Inc.	11	55,559

Nippon Paint Holdings Co., Ltd.	1,200	108,096

Nippon Prologis REIT, Inc.	26	85,577

Nippon Sanso Holdings Corp.	1,300	19,060

Nippon Shokubai Co., Ltd.	600	29,381

Nippon Steel Corp.(1)	4,500	43,646

Nippon Telegraph & Telephone Corp.	6,800	143,044

Nissan Chemical Corp.	900	47,764

Nissin Foods Holdings Co., Ltd.	400	34,636

Nitori Holdings Co., Ltd.	400	82,223

Nomura Real Estate Master Fund, Inc.	21	25,077

Nomura Research Institute, Ltd.	2,000	58,955

NTT Data Corp.	4,400	49,659

NTT DOCOMO, Inc.(2)	9,200	342,564

Obic Co., Ltd.(2)	300	53,113

Oji Holdings Corp.	4,300	18,122

Olympus Corp.	5,100	97,635

Ono Pharmaceutical Co., Ltd.	2,500	71,313

Oriental Land Co., Ltd.	500	69,989

ORIX Corp.	3,500	40,933

Orix JREIT, Inc.	26	36,541

Otsuka Holdings Co., Ltd.	2,400	88,888

Pan Pacific International Holdings Corp.	2,000	42,437

Rakuten, Inc.	3,000	29,188

Recruit Holdings Co., Ltd.	2,300	87,516

Resona Holdings, Inc.	7,500	24,727

Ricoh Co., Ltd.	4,000	26,269

Rinnai Corp.	600	59,122

Sekisui House, Ltd.	2,000	33,227

Seven & i Holdings Co., Ltd.	2,200	66,868

Shikoku Electric Power Co., Inc.	5,200	37,375

Shimadzu Corp.	1,200	34,312

Shimano, Inc.	300	68,615

Shin-Etsu Chemical Co., Ltd.	1,300	173,637

Shionogi & Co., Ltd.	1,100	51,887

Sompo Holdings, Inc.	1,600	59,737

Sony Corp.	1,600	133,386

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Subaru Corp.(2)	1,100	$20,188

Sumitomo Corp.	1,600	17,505

Sumitomo Mitsui Financial Group, Inc.	3,500	96,887

Sumitomo Mitsui Trust Holdings, Inc.	1,500	40,331

Suntory Beverage & Food, Ltd.	900	31,039

Suzuki Motor Corp.(2)	1,000	42,948

Sysmex Corp.	500	46,964

Taiheiyo Cement Corp.	1,500	35,208

Takeda Pharmaceutical Co., Ltd.	3,800	117,430

TEIJIN, Ltd.	1,400	21,445

Terumo Corp.	1,800	66,247

Toho Gas Co., Ltd.	1,500	77,433

Tokio Marine Holdings, Inc.	2,000	89,389

Tokyo Gas Co., Ltd.	3,800	86,106

Tokyu Corp.	2,000	23,729

Toppan Printing Co., Ltd.	2,000	25,433

Toray Industries, Inc.	9,300	42,082

Toshiba Corp.	1,800	45,533

Toyo Suisan Kaisha, Ltd.	1,000	49,766

Toyobo Co., Ltd.	1,800	23,998

Toyota Motor Corp.	2,600	170,682

Trend Micro, Inc.	600	33,609

Tsuruha Holdings, Inc.	200	28,005

Unicharm Corp.	1,500	69,406

United Urban Investment Corp.	36	38,436

West Japan Railway Co.	400	17,159

Yakult Honsha Co., Ltd.	600	29,036

Yamato Holdings Co., Ltd.	2,000	52,941

Yamato Kogyo Co., Ltd.	1,000	24,015

Yamazaki Baking Co., Ltd.	2,000	32,852

Z Holdings Corp.	11,200	78,098

		$8,140,522

Netherlands — 4.7%

ABN AMRO Bank NV(1)(3)	1,800	$14,786

Accell Group(1)	1,483	40,047

Akzo Nobel NV	2,765	265,961

ASML Holding NV	1,092	395,089

ASR Nederland NV	1,620	49,160

Corbion NV	2,072	94,105

Eurocommercial Properties NV	1,255	13,700

Euronext NV(3)	412	42,898

GrandVision NV(1)(3)	1,280	35,582

IMCD NV	840	97,222

ING Groep NV(1)	19,984	136,885

Koninklijke KPN NV	57,331	154,838

Security	Shares	Value

Netherlands (continued)

Koninklijke Philips NV(1)	7,493	$347,051

Koninklijke Vopak NV	1,452	75,412

NN Group NV	1,302	45,311

Prosus NV	3,222	321,671

Randstad NV(1)	1,087	54,238

Signify NV(1)(3)	769	27,296

Unilever NV(2)	7,819	440,786

Wolters Kluwer NV	2,003	162,176

		$2,814,214

New Zealand — 1.1%

a2 Milk Co., Ltd. (The)(1)	5,085	$49,239

Auckland International Airport, Ltd.(1)	12,240	56,621

Contact Energy, Ltd.	9,580	46,705

Fisher & Paykel Healthcare Corp., Ltd.	3,040	70,328

Fletcher Building, Ltd.(1)	27,491	74,449

Goodman Property Trust	27,739	45,499

Mercury NZ, Ltd.	13,643	48,233

Precinct Properties New Zealand, Ltd.	27,851	32,580

Pushpay Holdings, Ltd.(1)	4,169	25,077

Restaurant Brands New Zealand, Ltd.(1)	1,138	8,928

SKYCITY Entertainment Group, Ltd.	23,126	42,791

Spark New Zealand, Ltd.	29,667	88,042

Xero, Ltd.(1)	655	50,814

Z Energy, Ltd.	22,601	42,236

		$681,542

Norway — 2.1%

Atea ASA(1)	6,274	$72,896

Borregaard ASA	2,485	33,288

DNB ASA(1)	4,962	67,011

Entra ASA(3)	6,540	85,497

Equinor ASA	8,940	114,072

Europris ASA(3)	9,810	50,991

Fjordkraft Holding ASA(3)	4,604	37,918

Gjensidige Forsikring ASA	1,701	32,413

Golar LNG, Ltd.(1)(2)	2,500	18,875

Kongsberg Gruppen ASA(2)	1,873	30,435

Mowi ASA(2)	4,027	63,618

Nordic Nanovector ASA(1)(2)	8,892	12,990

Opera, Ltd. ADR(1)(2)	6,200	56,420

Orkla ASA	8,207	77,472

Scatec Solar ASA(3)	3,300	73,002

SFL Corp, Ltd.	2,400	15,624

SpareBank 1 SMN	3,485	30,063

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Norway (continued)

SpareBank 1 SR-Bank ASA(1)	2,455	$19,579

Telenor ASA	9,462	146,209

Tomra Systems ASA	2,037	82,268

Veidekke ASA(1)	3,671	42,308

Yara International ASA	3,318	116,115

		$1,279,064

Portugal — 1.0%

Banco Comercial Portugues S.A.(1)	599,339	$52,705

Corticeira Amorim SGPS S.A.	2,318	26,587

CTT - Correios de Portugal S.A.(1)	18,519	45,311

EDP - Energias de Portugal S.A.	23,100	113,945

EDP Renovaveis S.A.	2,527	48,040

Galp Energia SGPS S.A., Class B	7,678	62,354

Jeronimo Martins SGPS S.A.	7,890	125,323

Navigator Co. S.A. (The)(1)	20,914	46,080

NOS SGPS S.A.	22,214	76,344

Semapa-Sociedade de Investimento e Gestao	1,523	11,446

		$608,135

Singapore — 2.3%

Ascendas Real Estate Investment Trust	23,500	$49,588

CapitaLand Mall Trust	30,560	38,737

ComfortDelGro Corp., Ltd.	36,500	36,101

Ezion Holdings, Ltd.(1)(4)	160,000	0

Flex, Ltd.(1)	9,357	132,402

Genting Singapore, Ltd.	146,700	69,274

Hutchison Port Holdings Trust	187,500	27,209

Jardine Cycle & Carriage, Ltd.	2,600	33,821

Keppel Infrastructure Trust	106,657	42,624

Mapletree Industrial Trust	17,200	38,333

Mapletree Logistics Trust	30,900	44,140

Oversea-Chinese Banking Corp., Ltd.	14,700	90,666

Raffles Medical Group, Ltd.	38,400	21,663

SATS, Ltd.(2)	7,300	15,920

Sembcorp Industries, Ltd.	21,400	24,770

Singapore Airlines, Ltd.	14,800	36,728

Singapore Exchange, Ltd.	7,000	44,396

Singapore Post, Ltd.	26,100	12,725

Singapore Technologies Engineering, Ltd.	19,500	49,848

Singapore Telecommunications, Ltd.	108,900	161,882

Suntec Real Estate Investment Trust	27,000	26,516

United Overseas Bank, Ltd.	4,500	62,525

Venture Corp., Ltd.	7,600	107,135

Security	Shares	Value

Singapore (continued)

Wilmar International, Ltd.	69,400	$205,462

		$1,372,465

Spain — 4.3%

Acerinox S.A.(1)	4,630	$36,754

Aena SME S.A.(1)(3)	685	92,294

Almirall S.A.	5,461	58,410

Amadeus IT Group S.A.	5,033	239,803

Applus Services S.A.(1)	2,203	17,268

Banco Bilbao Vizcaya Argentaria S.A.	32,747	94,480

Banco Santander S.A.(1)	74,459	149,108

CaixaBank S.A.	13,396	24,442

Cellnex Telecom S.A.(3)	2,405	154,379

Cia de Distribucion Integral Logista Holdings S.A.	1,300	21,949

Coca-Cola European Partners PLC	5,000	178,550

Ebro Foods S.A.(2)	2,380	53,288

Endesa S.A.	1,800	48,293

Faes Farma S.A.	12,615	47,541

Ferrovial S.A.	5,203	112,684

Grifols S.A.(2)	6,503	175,738

Iberdrola S.A.	26,615	314,259

Industria de Diseno Textil S.A.(2)	10,118	249,807

Merlin Properties Socimi S.A.	21,513	144,805

Red Electrica Corp. S.A.	1,244	21,912

Repsol S.A.	37,564	235,829

Telefonica S.A.	32,650	106,212

Tubacex S.A.(1)	12,500	13,830

		$2,591,635

Sweden — 4.4%

Alfa Laval AB(1)	2,000	$40,624

Arjo AB, Class B	8,801	62,563

Assa Abloy AB, Class B	2,883	61,790

Avanza Bank Holding AB	5,229	99,593

Axfood AB	2,453	57,015

BillerudKorsnas AB	2,548	39,802

BioGaia AB, Class B	921	43,704

Bonava AB, Class B(1)	2,000	15,543

Castellum AB	6,400	133,252

Elekta AB, Class B(2)	9,796	114,574

Epiroc AB, Class A	2,897	43,257

Essity AB, Class B(2)	4,649	134,557

Fabege AB	7,085	89,462

Fingerprint Cards AB, Class B(1)(2)	20,825	35,124

Granges AB(1)(2)	4,911	44,298

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)

Hennes & Mauritz AB, Class B	4,570	$74,301

Holmen AB, Class B	2,532	95,885

Husqvarna AB, Class B	3,790	39,081

ICA Gruppen AB(2)	1,559	73,800

JM AB(2)	2,031	58,655

Lundin Energy AB	4,713	90,098

Modern Times Group MTG AB, Class B(1)	3,758	50,051

Mycronic AB	2,681	56,565

NetEnt AB	6,918	65,612

Nibe Industrier AB, Class B(1)	1,531	36,865

Nordic Entertainment Group AB, Class B(1)	1,265	45,158

Nyfosa AB(1)	5,600	46,302

Pandox AB(1)	1,500	14,975

Securitas AB, Class B(1)	1,900	26,820

Skandinaviska Enskilda Banken AB, Class A(1)	10,460	89,760

Skanska AB, Class B	1,238	23,219

Svenska Cellulosa AB SCA, Class B(1)	9,048	122,388

Svenska Handelsbanken AB, Class A(1)	9,558	77,445

Swedish Orphan Biovitrum AB(1)	3,766	64,949

Tele2 AB, Class B	4,040	47,680

Telefonaktiebolaget LM Ericsson, Class B	16,748	186,983

Telia Co. AB(2)	41,615	159,225

Volvo AB, Class B(1)	2,772	53,880

Wallenstam AB, Class B	3,540	46,927

		$2,661,782

Switzerland — 9.0%

Adecco Group AG	1,216	$59,625

ALSO Holding AG	375	87,737

Baloise Holding AG	396	54,155

Banque Cantonale Vaudoise	570	55,233

Belimo Holding AG	7	52,057

BKW AG	330	32,780

Cembra Money Bank AG	670	74,440

Cie Financiere Richemont S.A.	7,871	491,967

Comet Holding AG	287	40,348

DKSH Holding AG	773	49,735

dormakaba Holding AG	68	31,266

Ems-Chemie Holding AG	72	63,330

Flughafen Zurich AG(1)	187	25,236

Forbo Holding AG	26	39,808

Geberit AG	221	125,786

Givaudan S.A.	85	346,625

Helvetia Holding AG	425	33,326

Implenia AG	883	17,711

Ina Invest Holding AG(1)	176	3,272

Security	Shares	Value

Switzerland (continued)

Inficon Holding AG	86	$63,146

Intershop Holding AG	78	47,829

Kuehne & Nagel International AG	464	92,736

Landis+Gyr Group AG(1)	1,111	62,049

Logitech International S.A.	2,351	197,781

Mobilezone Holding AG	4,644	43,498

Nestle S.A.	6,807	765,637

Novartis AG	3,902	304,054

Partners Group Holding AG	75	67,523

PSP Swiss Property AG	649	78,481

Roche Holding AG PC	1,070	343,825

Schindler Holding AG	219	56,292

Schindler Holding AG PC	353	90,426

Schweiter Technologies AG	26	35,510

SGS S.A., Class R	23	57,450

SIG Combibloc Group AG	3,912	80,465

Sika AG	1,308	321,774

Sonova Holding AG(1)	345	81,892

Stadler Rail AG(1)(2)	954	37,946

Swatch Group AG (The)	155	32,824

Swiss Life Holding AG	264	88,807

Swiss Prime Site AG	1,328	111,725

Swiss Re AG	1,673	120,055

Swisscom AG	445	226,327

Valora Holding AG(1)	245	34,975

Zehnder Group AG	691	33,048

Zurich Insurance Group AG	683	226,855

		$5,387,367

United Kingdom — 8.6%

3i Group PLC	3,933	$49,122

Admiral Group PLC	1,052	37,476

Assura PLC	34,782	34,338

AstraZeneca PLC	2,948	295,995

Auto Trader Group PLC(3)	12,550	94,356

Avast PLC(3)	12,144	74,628

Aveva Group PLC	907	50,346

Aviva PLC	7,746	25,837

BAE Systems PLC	8,600	44,207

Barclays PLC(1)	20,448	28,342

Barratt Developments PLC(1)	3,866	24,165

Bellway PLC	608	18,395

Berkeley Group Holdings PLC	552	29,023

BHP Group PLC	7,729	149,729

Big Yellow Group PLC	2,400	34,202

BMO Commercial Property Trust	14,249	11,354

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

BP PLC	80,334	$204,907

BT Group PLC	55,954	73,487

Bunzl PLC	1,400	43,521

Compass Group PLC	5,483	75,050

Croda International PLC	489	38,220

Derwent London PLC	1,020	35,125

Diageo PLC	4,200	135,735

Direct Line Insurance Group PLC	9,041	30,897

Elementis PLC(1)	14,188	13,675

Essentra PLC(1)	5,799	18,507

Experian PLC	1,492	54,658

Ferguson PLC	689	68,432

Fresnillo PLC	4,030	60,783

GlaxoSmithKline PLC	7,783	129,964

Great Portland Estates PLC	4,065	30,390

Halma PLC	5,460	167,554

Howden Joinery Group PLC(1)	5,263	43,451

HSBC Holdings PLC	14,993	62,830

Imperial Brands PLC	1,796	28,427

InterContinental Hotels Group PLC(1)	671	34,094

Intertek Group PLC	543	39,113

Land Securities Group PLC	6,288	41,488

London Stock Exchange Group PLC	726	78,261

LondonMetric Property PLC	11,374	31,801

Marks & Spencer Group PLC	30,532	35,175

Meggitt PLC(1)	3,859	13,674

Mondi PLC	3,379	64,043

Moneysupermarket.com Group PLC	13,551	42,800

National Grid PLC	21,734	258,537

NCC Group PLC	21,199	50,308

Next PLC	582	43,956

Pearson PLC(2)	5,346	35,320

Persimmon PLC	2,761	83,594

Phoenix Group Holdings PLC	5,262	45,186

QinetiQ Group PLC	8,311	25,455

Reckitt Benckiser Group PLC	1,454	128,081

RELX PLC	3,168	62,688

Rentokil Initial PLC(1)	5,526	37,622

Rightmove PLC(1)	13,046	104,409

Rio Tinto PLC	3,415	193,157

Royal Dutch Shell PLC, Class A	16,638	209,297

Royal Mail PLC	6,900	20,310

RSA Insurance Group PLC	4,203	23,081

Safestore Holdings PLC	3,803	39,589

Sage Group PLC (The)	15,349	126,290

Segro PLC	8,635	100,897

Security	Shares	Value

United Kingdom (continued)

Severn Trent PLC	3,397	$106,911

Shaftesbury PLC	2,131	12,561

Shaftesbury PLC	257	183

Spirax-Sarco Engineering PLC	358	52,337

Standard Life Aberdeen PLC	8,792	25,618

Tate & Lyle PLC	7,007	54,015

Taylor Wimpey PLC(1)	12,334	16,899

Tritax Big Box REIT PLC	37,589	76,267

Unilever PLC	2,083	118,708

UNITE Group PLC (The)(1)	5,785	62,430

United Utilities Group PLC	9,445	105,584

Vodafone Group PLC	119,033	158,786

WH Smith PLC	1,016	13,134

Whitbread PLC(1)	1,423	39,620

WM Morrison Supermarkets PLC	8,786	18,546

		$5,146,953

Total Common Stocks (identified cost $60,781,439)		$59,489,687

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	1,234	$0

Mapletree Logistics Trust, Exp. 12/11/20	587	0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Portfolio of Investments — continued

Short-Term Investments — 3.8%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	137,978	$137,978

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(6)	2,122,914	2,122,914

Total Short-Term Investments (identified cost $2,260,892)		$2,260,892

Total Investments — 102.9% (identified cost $63,042,331)		$61,750,579

Other Assets, Less Liabilities — (2.9)%		$(1,734,642)

Net Assets — 100.0%		$60,015,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at October 31, 2020. The aggregate market value of securities on loan at October 31, 2020 was $3,908,749.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $1,973,366 or 3.3% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Consumer Discretionary	10.8%	$6,492,751

Industrials	10.5	6,303,725

Consumer Staples	10.4	6,228,034

Materials	10.1	6,071,706

Health Care	9.9	5,939,911

Financials	9.8	5,882,127

Information Technology	9.8	5,875,038

Communication Services	8.8	5,298,716

Utilities	7.4	4,447,200

Real Estate	7.4	4,442,365

Energy	4.2	2,508,114

Short-Term Investments	3.8	2,260,892

Total Investments	102.9%	$61,750,579

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

Currency Abbreviations:

SGD	–	Singapore Dollar

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value including $3,908,749 of securities on loan (identified cost, $62,904,353)	$61,612,601

Affiliated investment, at value (identified cost, $137,978)	137,978

Foreign currency, at value (identified cost, $58,625)	58,013

Dividends receivable	95,408

Dividends receivable from affiliated investment	8

Receivable for investments sold	37,500

Securities lending income receivable	4,533

Tax reclaims receivable	275,918

Total assets	$62,221,959

Liabilities

Collateral for securities loaned	$2,122,914

Payable to affiliates:

Investment adviser fee	26,925

Trustees’ fees	319

Accrued expenses	55,864

Total liabilities	$2,206,022

Net Assets applicable to investors’ interest in Portfolio	$60,015,937

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Dividends (net of foreign taxes, $234,767)	$1,452,271

Dividends from affiliated investment	1,462

Non-cash dividends	83,633

Securities lending income, net	32,582

Total investment income	$1,569,948

Expenses

Investment adviser fee	$323,552

Trustees’ fees and expenses	3,957

Custodian fee	64,736

Legal and accounting services	53,314

Miscellaneous	1,184

Total expenses	$446,743

Net investment income	$1,123,205

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(543,008)

Investment transactions — affiliated investment	164

Foreign currency transactions	(3,031)

Net realized loss	$(545,875)

Change in unrealized appreciation (depreciation) —

Investments	$(4,842,919)

Foreign currency	21,037

Net change in unrealized appreciation (depreciation)	$(4,821,882)

Net realized and unrealized loss	$(5,367,757)

Net decrease in net assets from operations	$(4,244,552)

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$1,123,205	$1,728,317

Net realized gain (loss)	(545,875)	3,983,406

Net change in unrealized appreciation (depreciation)	(4,821,882)	1,678,253

Net increase (decrease) in net assets from operations	$(4,244,552)	$7,389,976

Capital transactions —

Contributions	$4,925,657	$4,518,129

Withdrawals	(11,718,737)	(8,896,244)

Net decrease in net assets from capital transactions	$(6,793,080)	$(4,378,115)

Net increase (decrease) in net assets	$(11,037,632)	$3,011,861

Net Assets

At beginning of year	$71,053,569	$68,041,708

At end of year	$60,015,937	$71,053,569

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.69%	0.74%	0.71%	0.68%	0.97%

Net investment income	1.74%	2.53%	1.90%	2.30%	2.19%

Portfolio Turnover	10%	37%	30%	26%	14%

Total Return	(5.07)%	11.59%	(5.77)%	22.05%	0.74%

Net assets, end of year (000’s omitted)	$60,016	$71,054	$68,042	$75,680	$65,395

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 50.7% and 49.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

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Tax-Managed International Equity Portfolio

October 31, 2020

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $323,552 or 0.50% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,360,392 and $11,845,731, respectively, for the year ended October 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,293,426

Gross unrealized appreciation	$10,291,846

Gross unrealized depreciation	(11,834,693)

Net unrealized depreciation	$(1,542,847)

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Tax-Managed International Equity Portfolio

October 31, 2020

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At October 31, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,908,749 and $4,277,330, respectively. Collateral received was comprised of cash of $2,122,914 and U.S. government and/or agencies securities of $2,154,416. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$2,122,914	$—	$—	$—	$2,122,914

The carrying amount of the liability for collateral for securities loaned at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020.

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $137,978, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$343,801	$6,178,005	$(6,383,992)	$164	$—	$137,978	$1,462	137,978

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Tax-Managed International Equity Portfolio

October 31, 2020

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$477,318	$18,030,454		$0	$18,507,772

Developed Europe	475,153	39,137,639		0	39,612,792

Developed Middle East	182,517	1,186,606		—	1,369,123

Total Common Stocks	$1,134,988	$58,354,699	**	$0	$59,489,687

Rights	$—	$0		$0	$0

Warrants	—	—		0	0

Short-Term Investments	2,122,914	137,978		—	2,260,892

Total Investments	$3,257,902	$58,492,677		$0	$61,750,579

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in

35

Tax-Managed International Equity Portfolio

October 31, 2020

Notes to Financial Statements — continued

general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance’s Fund investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement and a new sub-advisory agreement. The new investment advisory agreement and new sub-advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement and sub-advisory agreement for the Portfolio will be submitted for approval.

36

Tax-Managed International Equity Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

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Tax-Managed International Equity Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Tax-Managed International Equity Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

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Tax-Managed International Equity Fund

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Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Also Vice President of CRM.

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Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$36,100	$36,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,685	$15,975
All Other Fees(3)	$0	$0

Total	$52,785	$52,075

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$16,685	$15,975
Eaton Vance(1)	$59,903	$51,800

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	December 21, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	December 21, 2020